Payments, by Project - 12 months ended Dec. 31, 2023 - ZAR (R) R in Thousands		Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total		R 3,411,663	R 920,337	R 62,304	R 404,607	R 4,798,912
Century Mining Proprietary Limited [Member] | Century zinc retreatment operation [Member]
Total	[1]		141,562		42,497	184,059
Eastern Platinum Proprietary Limited [Member] | Marikana operations [Member]
Total		680,414	14,485		29,461	724,360
Ergo Mining Proprietary Limited [Member] | Ergo [Member]
Total		80,797				80,797
Ezulwini Mining Company Proprietary Limited [Member] | Cooke operations [Member]
Total				22,642		22,642
Far West Gold Recoveries Proprietary Limited [Member] | Far West Gold Recoveries [Member]
Total		127,528				127,528
Kroondal Operations Proprietary Limited [Member] | Kroondal operations [Member]
Total		235,348	8,043	5,256	19,350	267,997
Messina Platinum Mines Limited [Member] | Limpopo [Member]
Total		12,915				12,915
Platinum Mile Resources [Member] | Platinum Mile operations [Member]
Total		26,730				26,730
Rand Uranium Proprietary Limited [Member] | Cooke operations [Member]
Total			5,001			5,001
Rustenburg Eastern Operations Proprietary Limited [Member] | Marikana operations [Member]
Total		4,493				4,493
Sibanye Gold Proprietary Limited [Member] | Beatrix operations [Member]
Total				4,072	14,043	18,116
Sibanye Gold Proprietary Limited [Member] | Burnstone project [Member]
Total					2,226	2,226
Sibanye Gold Proprietary Limited [Member] | Driefontein operations [Member]
Total				2,846	28,056	30,902
Sibanye Gold Proprietary Limited [Member] | Kloof operations [Member]
Total				3,114	23,549	26,663
Sibanye Gold Proprietary Limited [Member] | Beatrix, Driefontein and Kloof operations [Member]
Total		23,277	112,331			135,608
Sibanye Rustenburg Platinum Mines Proprietary Limited [Member] | Rustenburg operations [Member]
Total		1,136,054	346,050	4,006	149,702	1,635,812
Western Platinum Proprietary Limited [Member] | Marikana operations [Member]
Total		R 940,336	R 292,865	R 20,368	R 95,724	R 1,349,293

[1]
When payments are made in Australian dollars they were translated into South African Rand using a weighted average exchange rate of AUD/ZAR of 1:12.24 for a ten month period, since Century Mining
Proprietary Limited was acquired by Sibanye-Stillwater on 22 February 2023